UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22295
Investment Company Act File Number

Multi-Sector Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Multi-Sector Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 8.9%

Principal
Amount
(000’s omitted)	Security	Value
$595	CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36	$575,019
1,250	GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38	1,161,010
1,250	L-UCMT, Series 2004-C6, Class A6, 5.020%, 8/15/29	1,131,052

Total Commercial Mortgage-Backed Securities (identified cost $2,814,467)		$2,867,081

Short-Term Investments — 99.9%

Interest
(000’s omitted)	Description	Value
$32,118	Cash Management Portfolio, 0.00%(1)	$32,117,707

Total Short-Term Investments (identified cost $32,117,707)		$32,117,707

Total Investments — 108.8% (identified cost $34,932,174)		$34,984,788

Other Assets, Less Liabilities — (8.8)%		$(2,822,723)

Net Assets — 100.0%		$32,162,065

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CSFB	-	Credit Suisse First Boston

GSMS	-	GS Mortgage Securities Corporation II

L-UCMT	-	LB-UBS Commercial Mortgage Trust

(1)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the period from the start of business, July 16, 2009, to July 31, 2009 was $0.

1

Multi Sector Portfolio (the Portfolio) is a New York business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Portfolio commenced operations on July 16, 2009.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) will normally be valued on the basis of reported trades or market quotations provided by third party pricing services, when in the services’ judgment, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research, a subsidiary of Eaton Vance Management. Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Portfolio did not have any financial instruments outstanding at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,932,174

Gross unrealized appreciation	$52,614
Gross unrealized depreciation	—

Net unrealized appreciation	$52,614

2

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Commercial Mortgage-Backed Securities	$—	$2,867,081	$—	$2,867,081
Short-Term Investments	32,117,707	—	—	32,117,707

Total Investments	$32,117,707	$2,867,081	$—	$34,984,788

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Sector Portfolio

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield

Payson F. Swaffield
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009